income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 297	$ 301
Adjustments recognized in the current period for income taxes of prior periods	(28)	(34)
Pillar Two global minimum tax	1	2
Impairment of goodwill	107
(Non-taxable) non-deductible amounts, net	28	(23)
Withholding and other taxes	31	35
Losses not recognized	3	4
Foreign tax differential	(18)	(1)
Other	4	6
Income tax expense per Consolidated statements of income and other comprehensive income	$ 425	$ 290
Reconciliation of effective tax rate (as a percent)
Income taxes computed at applicable statutory rates (as a percent)	24.80%	24.50%
Adjustments recognized in the current period for income taxes of prior periods (as a percent)	(2.30%)	(2.80%)
Pillar Two global minimum tax (as a percent)	0.10%	0.20%
Impairment of goodwill (as a percent)	8.90%
(Non-taxable) non-deductible amounts, net (as a percent)	2.30%	(2.00%)
Withholding and other taxes (as percent)	2.60%	2.90%
Losses not recognized (as percent)	0.20%	0.40%
Foreign tax differential (as percent)	(1.50%)	(0.10%)
Other (as a percent)	0.30%	0.50%
Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	35.40%	23.60%